Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues:
Total revenues	$ 4,799,222	$ 8,155,734
Cost of goods sold	(2,625,821)	(4,520,078)
Gross profit	2,173,401	3,635,656
Operating expenses:
Personnel expenses	965,395	981,711
General and administrative expenses	888,141	503,269
Sales and marketing expenses	454,995	604,200
Operating lease expense	198,914	213,490
Depreciation expense	12,268	730
Total operating expenses	2,519,713	2,303,400
Income from operations	(346,312)	1,332,256
Other income (expenses):
IPO related expenses	(662,418)	(605,950)
Unrealized loss on investments	(529,488)	(466,478)
Other income (expenses)	9,885	(54)
Interest income	1,978	99
Interest expense	(92,800)	(27,419)
Total other income (expenses)	(1,272,843)	(1,099,802)
Income (loss) before taxes	(1,619,155)	232,454
Income tax expense (benefit)	(25,761)	219,852
Net income (loss)	(1,593,394)	12,602
Foreign currency translation adjustment	(27,063)	(66,949)
Comprehensive loss	$ (1,620,457)	$ (54,347)
Basic earnings (loss) per share on net income (loss)	$ (0.21)	$ 0.00
Diluted earnings (loss) per share on net income (loss)	$ (0.21)	$ 0.00
Weighted average shares outstanding - basic	7,714,959	7,000,000
Weighted average shares outstanding - diluted	7,714,959	7,000,000
Merchandise Revenue [Member]
Revenues:
Total revenues	$ 4,036,047	$ 7,246,588
Sales of Consumable Products [Member]
Revenues:
Total revenues	223,343	200,104
Revenue From Licensing Customers [Member]
Revenues:
Total revenues	$ 539,832	$ 709,042